PREPAYMENT FOR LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
Prepayment for Long Term Investment [Abstract]
Prepayment for Long Term Investment [Text Block]
14	PREPAYMENT FOR LONG-TERM INVESTMENT

As at 31 December 2011, prepayment for long term investments represents cash paid by the Group to two (2010: one) metropolitan newspaper publishers in the PRC in relation to the potential establishment of jointly controlled entities with these metropolitan newspaper publishers. Mutual agreements were reached between the Group and the metropolitan newspaper publishers such that the prepayments will become refundable upon the earlier of the termination of the plan to establish the jointly controlled entities and December 31, 2012 which is the target date to complete the potential investments.